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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                      Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Cullen Value Fund

 Schedule of Investments  03/31/2011

 Shares

 Value

 COMMON STOCKS - 92.5%

 Energy - 10.6%

 Integrated Oil & Gas - 10.6%

 2,481,400

 ConocoPhillips

 $

 198,164,604

 4,690,600

 Gazprom OAO (A.D.R.) *

 151,694,004

 1,182,072

 Petrochina Co., Ltd. (A.D.R.) * (b)

 179,970,462

 1,338,900

 Petroleo Brasileiro SA *

 54,131,727

 $

 583,960,797

 Total Energy

 $

 583,960,797

 Materials - 1.9%

 Diversified Metals & Mining - 1.9%

 4,090,983

 Anglo American Plc *

 $

 105,629,181

 Total Materials

 $

 105,629,181

 Capital Goods - 15.1%

 Aerospace & Defense - 8.1%

 1,421,600

 Boeing Co.

 $

 105,098,888

 2,869,600

 ITT Corp.

 172,319,480

 1,971,000

 United Technologies Corp.

 166,845,150

 $

 444,263,518

 Heavy Electrical Equipment - 4.0%

 5,152,700

 ABB Ltd.

 $

 124,643,813

 16,600,000

 Alstom SA *

 97,940,000

 $

 222,583,813

 Industrial Conglomerates - 3.0%

 1,794,850

 3M Co.

 $

 167,818,475

 Total Capital Goods

 $

 834,665,806

 Transportation - 2.9%

 Railroads - 2.9%

 952,950

 Canadian National Railway Co.

 $

 71,728,547

 1,398,320

 Canadian Pacific Railway Ltd.

 89,967,909

 $

 161,696,456

 Total Transportation

 $

 161,696,456

 Automobiles & Components - 1.2%

 Auto Parts & Equipment - 1.2%

 824,600

 BorgWarner, Inc. * (b)

 $

 65,712,374

 Total Automobiles & Components

 $

 65,712,374

 Media - 3.5%

 Movies & Entertainment - 3.5%

 4,458,450

 The Walt Disney Co.

 $

 192,114,611

 Total Media

 $

 192,114,611

 Food Beverage & Tobacco - 10.9%

 Agricultural Products - 2.9%

 2,270,000

 Archer Daniels Midland Co.

 $

 81,742,700

 1,088,200

 Bunge Ltd. (b)

 78,709,506

 $

 160,452,206

 Packaged Foods & Meats - 8.0%

 4,732,600

 Kraft Foods, Inc.

 $

 148,414,336

 2,373,500

 Nestle SA (Sponsored A.D.R.) *

 136,428,780

 4,953,600

 Unilever N.V. (b)

 155,344,896

 $

 440,188,012

 Total Food Beverage & Tobacco

 $

 600,640,218

 Household & Personal Products - 2.7%

 Household Products - 2.7%

 2,278,000

 Kimberly-Clark Corp.

 $

 148,685,060

 Total Household & Personal Products

 $

 148,685,060

 Health Care Equipment & Services - 3.2%

 Health Care Equipment - 3.2%

 3,426,700

 Covidien Ltd.

 $

 177,982,798

 Total Health Care Equipment & Services

 $

 177,982,798

 Pharmaceuticals & Biotechnology - 12.1%

 Pharmaceuticals - 12.1%

 2,983,000

 Abbott Laboratories, Inc.

 $

 146,316,150

 2,421,300

 Bayer AG (Sponsored A.D.R.)

 188,183,436

 5,117,200

 Bristol-Myers Squibb Co.

 135,247,596

 2,159,500

 Johnson & Johnson

 127,950,375

 1,345,300

 Teva Pharmaceutical Industries Ltd.

 67,493,701

 $

 665,191,258

 Total Pharmaceuticals & Biotechnology

 $

 665,191,258

 Diversified Financials - 7.0%

 Diversified Finance Services - 5.9%

 4,952,300

 Bank of America Corp.

 $

 66,014,159

 24,481,400

 Citigroup, Inc. *

 108,207,788

 3,307,050

 J.P. Morgan Chase & Co.

 152,455,005

 $

 326,676,952

 Investment Banking & Brokerage - 1.1%

 387,750

 Goldman Sachs Group, Inc.

 $

 61,446,743

 Total Diversified Financials

 $

 388,123,695

 Insurance - 3.1%

 Property & Casualty Insurance - 3.1%

 2,780,500

 Chubb Corp.

 $

 170,472,455

 Total Insurance

 $

 170,472,455

 Software & Services - 5.1%

 Data Processing & Outsourced Services - 2.4%

 2,703,893

 Computer Sciences Corp. *

 $

 131,760,706

 Systems Software - 2.7%

 5,869,600

 Microsoft Corp.

 $

 148,853,056

 Total Software & Services

 $

 280,613,762

 Technology Hardware & Equipment - 5.8%

 Computer Hardware - 1.9%

 2,583,000

 Hewlett-Packard Co.

 $

 105,825,510

 Technology Distributors - 3.9%

 2,657,550

 Arrow Electronics, Inc. *

 $

 111,298,194

 2,936,900

 Avnet, Inc. *

 100,118,921

 $

 211,417,115

 Total Technology Hardware & Equipment

 $

 317,242,625

 Telecommunication Services - 7.5%

 Integrated Telecommunication Services - 4.7%

 3,589,000

 AT&T Corp.

 $

 109,823,400

 3,900,000

 Verizon Communications, Inc.

 150,306,000

 $

 260,129,400

 Wireless Telecommunication Services - 2.8%

 5,300,000

 Vodafone Group Plc (A.D.R.) (b)

 $

 152,375,000

 Total Telecommunication Services

 $

 412,504,400

 TOTAL COMMON STOCKS

 (Cost  $4,845,106,096)

 $

 5,105,235,496

 TEMPORARY CASH INVESTMENTS  - 3.7%

 Repurchase Agreement - 3.7%

 30,270,000

 Barclays Plc, 0.10%, dated 3/31/11, repurchase price of $30,270,000 plus accrued interest on 4/1/11 collateralized by $31,178,146 U.S. Treasury Bond,

 4.375%, 2/15/38

 $

 30,270,000

 14,000,000

 BNP Paribas SA, 0.15%, dated 3/31/11, repurchase price of $14,000,000 plus accrued interest on 4/1/11 collateralized by

 $11,325,995 Federal National Mortgage Association (ARM), 2.277%-5.651%, 10/1/35-2/1/41

 $2,954,006 Federal Home Loan Mortgage Corp., 3.224%-4.939%, 6/1/38-8/1/40

 14,000,000

 34,270,000

 BNP Paribas SA, 0.10%, dated 3/31/11, repurchase price of $34,270,000 plus accrued interest on 4/1/11 collateralized by $34,955,360 U.S. Treasury

 Notes, 2.625-3.75%, 11/15/18-11/15/20

 34,270,000

 34,270,000

 JPMorgan, Inc., 0.05%, dated 3/31/11, repurchase price of $34,270,000 plus accrued interest on 4/1/11 collateralized by $34,956,378

 U.S. Treasury Notes, 1.875%, 6/30/15

 34,270,000

 34,270,000

 RBC Capital Markets, Inc., 0.14%, dated 3/31/11, repurchase price of $34,270,000 plus accrued interest on 4/1/11 collateralized by the following:

 $34,956,044 Federal Farm Credit Bank, 2.15%, 5/3/17

 34,270,000

 24,270,000

 Societe Generale SA, 0.15%, dated 3/31/11, repurchase price of $24,270,000 plus accrued interest on 4/1/11 collateralized by the following:

 $9,771,499 Federal National Mortgage Association (ARM), 2.057-5.275%, 9/1/34-11/1/38

 $7,276,556 Federal National Mortgage Association, 4.0%, 10/1/19-10/1/40

 $7,707,346 Freddie Mac Giant, 4.0-5.0%, 1/1/19-12/1/37

 24,270,000

 34,270,000

 Societe Generale SA, 0.10%, dated 3/31/11, repurchase price of $34,270,000 plus accrued interest on 4/1/11 collateralized by

 $34,955,422 U.S. Treasury Note, 0.375%, 10/31/12

 34,270,000

 Total Repurchase Agreement

 $

 205,620,000

 (Cost  $205,620,000)

 $

 205,620,000

 Principal

  Value

 Amount ($)

 Securities Lending Collateral  - 0.7% (c)

 Certificates of Deposit:

 1,062,808

 Bank of Nova Scotia, 0.31%, 9/29/11

 $

 1,062,808

 743,966

 BBVA Group NY, 1.05%, 7/26/11

 743,966

 1,062,808

 BNP Paribas Bank NY, 0.34%, 5/9/11

 1,062,808

 1,062,808

 Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11

 1,062,808

 1,062,808

 DnB NOR Bank ASA NY, 0.24%, 6/7/11

 1,062,808

 531,381

 National Australia Bank NY, 0.32%, 10/19/11

 531,381

 1,062,808

 Nordea NY, 0.3%, 4/13/11

 1,062,808

 1,062,808

 RoboBank Netherland NV NY, 0.33%, 8/8/11

 1,062,808

 1,062,808

 Royal Bank of Canada NY, 0.38%, 12/2/11

 1,062,808

 1,062,808

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 1,062,808

 531,404

 SOCGEN NY, 0.25%, 4/11/11

 531,404

 425,123

 SOCGEN NY, 0.37%, 6/10/11

 425,123

 1,062,808

 Svenska NY, 0.28%, 5/12/11

 1,062,808

 1,062,808

 Westpac Banking Corp. NY, 0.38%, 12/6/11

 1,062,808

 $

 12,859,954

 Commercial Paper:

 425,123

 American Honda Finance, 0.35%, 1/11/12

 $

 425,123

 425,856

 American Honda Finance, 1.06%, 6/20/11

 425,856

 389,817

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 389,817

 424,876

 BBVLON, 0.55%, 5/9/11

 424,876

 637,533

 BBVLON, 0.43%, 4/21/11

 637,533

 1,062,188

 BCSFUN, 0.25%, 6/24/11

 1,062,188

 956,175

 CBAPP, 0.26%, 5/23/11

 956,175

 1,080,636

 Caterpillar Financial Services Corp., 1.06%, 6/24/11

 1,080,636

 1,062,844

 Federal Home Loan Bank, 0.31%, 6/1/11

 1,062,844

 106,263

 General Electric Capital Corp., 0.39%, 6/6/11

 106,263

 531,446

 General Electric Capital Corp., 0.39%, 4/28/11

 531,446

 850,010

 HSBC, 0.25%, 5/11/11

 850,010

 510,561

 JPMorgan Chase & Co., 0.43%, 12/21/11

 510,561

 372,564

 JPMorgan Chase & Co., 1.06%, 6/13/11

 372,564

 531,183

 NABPP, 0.25%, 6/1/11

 531,183

 849,558

 NORDNA, 0.27%, 7/18/11

 849,558

 850,192

 PARFIN, 0.23%, 4/11/11

 850,192

 530,792

 SANCPU, 0.68%, 6/1/11

 530,792

 637,638

 SANCPU, 0.44%, 4/7/11

 637,638

 636,689

 SANCPU, 0.73%, 6/17/11

 636,689

 531,334

 SOCNAM, 0.37%, 4/14/11

 531,334

 531,229

 SOCNAM, 0.37%, 5/3/11

 531,229

 1,062,808

 Toyota Motor Credit Corp., 0.38%, 9/8/11

 1,062,808

 637,594

 VARFUN, 0.27%, 4/20/11

 637,594

 319,180

 Wachovia, 0.46%, 3/1/12

 319,180

 425,313

 Wachovia, 0.43%, 10/15/11

 425,313

 212,736

 Wells Fargo & Co., 0.39%, 1/24/12

 212,736

 $

 16,592,138

 Tri-party Repurchase Agreements:

 544,944

 Barclays Capital Plc, 0.12%, 4/1/11

 $

 544,944

 2,125,616

 HSBC Bank USA NA, 0.13%, 4/1/11

 2,125,616

 1,594,212

 RBS Securities, Inc., 0.12%, 4/1/11

 1,594,212

 $

 4,264,772

 Shares

 Money Market Mutual Funds:

 1,700,493

 Dreyfus Preferred Money Market Fund

 $

 1,700,493

 1,700,493

 Fidelity Prime Money Market Fund

 1,700,493

 $

 3,400,986

 Total Securities Lending Collateral

 (Cost  $37,117,850)

 $

 37,117,850

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $242,737,850)

 $

 242,737,850

 TOTAL INVESTMENT IN SECURITIES - 96.9%

 (Cost  $4,470,772,854) (a)

 $

 5,347,973,346

 OTHER ASSETS AND LIABILITIES - 3.1%

 $

 168,536,716

 TOTAL NET ASSETS - 100.0%

 $

 5,516,510,062

 (A.D.R.)

 American Depositary Receipt.

 *

 Non-income producing security.

 (a)

 At March 31, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $4,471,165,989 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 919,228,506

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (42,421,149)

 Net unrealized loss

 $

 876,807,357

 (b)

 At March 31, 2011, the following securities were out on loan:

  Shares

 Security

 Value

         36,500

 BorgWarner, Inc. *

 $

            2,908,685

       275,700

 Bunge Ltd.

          14,308,881

         89,600

 Petrochina Co., Ltd. (A.D.R.) *

          13,641,600

       176,500

 Unilever N.V.

            5,535,400

         11,200

 Vodafone Group Plc (A.D.R.)

               322,000

 Total

 $

          36,716,566

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
5,105,235,496

$
-

$
-

$
5,105,235,496

 Temporary Cash Investments

-

239,336,864

-

239,336,864

 Money Market Mutual Funds

3,400,986

-

-

3,400,986

 Total

$
5,108,636,482

$
239,336,864

$
-

$
5,347,973,346

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 27, 2011

* Print the name and title of each signing officer under his or her signature.